Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Service Revenue	$ 1,403.0	$ 1,319.1	$ 537.9
Operating costs and expenses
Operating expenses	896.1	832.8	336.7
Selling, general and administrative	154.9	170.9	101.0
Depreciation and amortization	271.4	278.9	104.1
Acquisition and development costs	0.1	1.2	1.2
Loss on disposal of assets	1.2	2.6	2.1
Asset impairment, including goodwill	5.3	0.6	43.7
Restructuring charges	4.6	10.0	9.9
Total operating costs and expenses	1,333.6	1,297.0	598.7
Operating income	69.4	22.1	(60.8)
Other income (expense)
Interest expense	(141.5)	(163.1)	(49.4)
Early extinguishment of debt	0.0	0.0	(9.4)
Other, net	(25.9)	0.3	1.3
Total other expense	(167.4)	(162.8)	(57.5)
Loss from continuing operations before income taxes	(98.0)	(140.7)	(118.3)
Income tax benefit	(80.6)	(45.4)	(13.5)
Loss from continuing operations	(17.4)	(95.3)	(104.8)
Discontinued operations
Loss from discontinued operations before income tax	(0.7)	(29.6)	(93.8)
Income tax benefit	(1.0)	(7.1)	(4.6)
Discontinued operations, net	0.3	(22.5)	(89.2)
Net loss	(17.1)	(117.8)	(194.0)
Less: Net loss attributable to noncontrolling interests	0.0	0.0	(1.4)
Net loss attributable to ADS Waste Holdings, Inc.	$ (17.1)	$ (117.8)	$ (192.6)